OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of Fair Value of Plan Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	$ 673,453
Expected return on assets	177,519	$ (42,882)
Net defined benefit liability (asset) - ending balance	573,834	673,453
Non-US government securities	716,909	1,054,671
Fixed income	81,821	99,602
Investments funds	202,987	241,481
Others	1,334	64,757
At the end of the year	1,032,356	1,525,330
Usiminas
Disclosure of net defined benefit liability (asset) [line items]
Usiminas shares	29,305	64,819
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	(1,525,330)	0
Acquisition of business	0	1,462,147
Expected return on assets	(177,519)	42,882
Interest income	109,350	142,529
Translation differences	(330,283)	(5,933)
Contributions paid	13,111	14,848
Funding of the plan	(107,633)	(131,143)
Net defined benefit liability (asset) - ending balance	$ (1,032,356)	$ (1,525,330)